ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS - Additional Information (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Insurance Contracts Explanatory [Line Items]
Premium and other policies receivable	S/ 838,731	S/ 887,273
Insurance [Member]
Disclosure Of Insurance Contracts Explanatory [Line Items]
Unearned portion of premiums ceded to reinsurers	S/ 201,000	S/ 152,900